Premises and Equipment (Summary of Premises and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Premises and Equipment [Abstract]
Land and improvements	$ 4,069	$ 3,469
Buildings	17,311	10,434
Equipment	5,018	3,621
Construction in progress		2,209
Premises and equipment, gross	26,398	19,733
Less accumulated depreciation	7,062	6,338
Premises and equipment, net	$ 19,336	$ 13,395